Financial Assets and Liabilities, Categorization of Financial Instruments (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loans and Receivables [Member]
Financial Liabilities:
Financial liabilities	$ 928,475,451	$ 968,539,798
Loans and Receivables [Member] | Related Parties [Member]
Financial Liabilities:
Financial liabilities	3,263,615	3,701,960
Loans and Receivables [Member] | Debt [Member]
Financial Liabilities:
Financial liabilities	524,906,860	567,585,631
Loans and Receivables [Member] | Liability Related to Right of Use of Assets [Member]
Financial Liabilities:
Financial liabilities	214,108,933	213,103,228
Loans and Receivables [Member] | Accounts Payable [Member]
Financial Liabilities:
Financial liabilities	186,196,043	184,148,979
Loans and Receivables [Member] | Derivative Financial Instruments [Member]
Financial Liabilities:
Financial liabilities	0	0
Fair Value Through Profit or Loss [Member]
Financial Liabilities:
Financial liabilities	16,132,182	22,185,709
Fair Value Through Profit or Loss [Member] | Related Parties [Member]
Financial Liabilities:
Financial liabilities	0	0
Fair Value Through Profit or Loss [Member] | Debt [Member]
Financial Liabilities:
Financial liabilities	0	0
Fair Value Through Profit or Loss [Member] | Liability Related to Right of Use of Assets [Member]
Financial Liabilities:
Financial liabilities	0	0
Fair Value Through Profit or Loss [Member] | Accounts Payable [Member]
Financial Liabilities:
Financial liabilities	0	0
Fair Value Through Profit or Loss [Member] | Derivative Financial Instruments [Member]
Financial Liabilities:
Financial liabilities	16,132,182	22,185,709
Loans and Receivables [Member]
Financial Assets:
Financial assets	190,506,211	181,010,980
Loans and Receivables [Member] | Related Parties [Member]
Financial Assets:
Current assets	1,247,942	1,395,483
Loans and Receivables [Member] | Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Financial Assets:
Current assets	0	0
Loans and Receivables [Member] | Accounts Receivable from Subscribers, Distributors and Other [Member]
Financial Assets:
Current assets	189,258,269	179,615,497
Loans and Receivables [Member] | Derivative Financial Instruments [Member]
Financial Assets:
Current assets	0	0
Loans and Receivables [Member] | Debt Instruments at Fair Value Through OCI [Member]
Financial Assets:
Non-current assets	0	0
Fair Value Through Profit or Loss [Member]
Financial Assets:
Financial assets	2,417,009	10,668,460
Fair Value Through Profit or Loss [Member] | Related Parties [Member]
Financial Assets:
Current assets	0	0
Fair Value Through Profit or Loss [Member] | Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Financial Assets:
Current assets	0	0
Fair Value Through Profit or Loss [Member] | Accounts Receivable from Subscribers, Distributors and Other [Member]
Financial Assets:
Current assets	0	0
Fair Value Through Profit or Loss [Member] | Derivative Financial Instruments [Member]
Financial Assets:
Current assets	2,417,009	10,668,460
Fair Value Through Profit or Loss [Member] | Debt Instruments at Fair Value Through OCI [Member]
Financial Assets:
Non-current assets	0	0
Fair Value Through OCI [Member]
Financial Assets:
Financial assets	60,516,900	60,592,560
Fair Value Through OCI [Member] | Related Parties [Member]
Financial Assets:
Current assets	0	0
Fair Value Through OCI [Member] | Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Financial Assets:
Current assets	42,430,014	46,683,687
Fair Value Through OCI [Member] | Accounts Receivable from Subscribers, Distributors and Other [Member]
Financial Assets:
Current assets	0	0
Fair Value Through OCI [Member] | Derivative Financial Instruments [Member]
Financial Assets:
Current assets	0	0
Fair Value Through OCI [Member] | Debt Instruments at Fair Value Through OCI [Member]
Financial Assets:
Non-current assets	$ 18,086,886	$ 13,908,873